Corporate Information - Additional Information (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2022 USD ($) Employees Country Brand	Jun. 30, 2021 USD ($)	[1]
Disclosure Of Corporate Information [line items]
Revenue	$ 28,027	$ 25,832
Anheuser-Busch InBev SA/NV [member]
Disclosure Of Corporate Information [line items]
Number of employees | Employees	169,000
Number of countries where the entity operates | Country	50
Revenue	$ 54,300
Anheuser-Busch InBev SA/NV [member] | Bottom of range [member]
Disclosure Of Corporate Information [line items]
Number of beer brand | Brand	500
Brewing heritage periods	600 years

[1]	Amended to conform to 2022 presentation.